Commitments and Contingencies (Details) - USD ($)			5 Months Ended	6 Months Ended
	Feb. 07, 2026	Jan. 07, 2026	Dec. 31, 2025	Jun. 30, 2026
Commitments and Contingencies [Line Items]
Underwriting agreement, option period			45 days	45 days
Cash reimbursement for offering expenses			$ 500,000	$ 500,000
Underwriting discount			8,000,000	$ 8,000,000
Percentage of deferred discount rate				75.00%
Underwriting discount additional units			600,000	$ 600,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount			8,600,000	$ 4,000,000
Underwriting Discount [Member]
Commitments and Contingencies [Line Items]
Underwriting discount			$ 4,000,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per unit		$ 0.2
Over Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of additional units purchased		1,500,000
Over Allotment Option [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Number of additional units purchased		1,500,000
IPO [Member]
Commitments and Contingencies [Line Items]
Number of additional units purchased	1,500,000		3,000,000	3,000,000
Underwriting discount per unit			$ 0.4	$ 0.4
Underwriting discount			$ 300,000	$ 300,000
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per unit			$ 0.2	$ 0.2
Underwriting discount			$ 4,300,000	$ 8,600,000
IPO [Member] | Underwriting Discount [Member]
Commitments and Contingencies [Line Items]
Underwriting discount				$ 4,300,000
IPO [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Number of additional units purchased	1,500,000